Share-Based Payments - Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payments
Share-based payment liabilities, current	€ 555	€ 524
Share-based payment liabilities, non-current	152	279
Share-based payment liabilities, total	707	803
Other non-financial liabilities, current	5,648	4,818
Other non-financial liabilities, non-current	698	705
Other non-financial liabilities, total	€ 6,346	€ 5,523
Share-based payment liabilities as % of B/S other non-financial liabilities, current	10.00%	11.00%
Share-based payment liabilities as % of B/S other non-financial liabilities, non-current	22.00%	40.00%
Share-based payment liabilities as % of B/S other non-financial liabilities	11.00%	15.00%